Income Taxes (Details Textual) (USD $)	12 Months Ended
Mar. 31, 2014
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 11,011,441
Unabsorbed depreciation	15,915,398
ValuCom [Member] | Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	3,033,000
RHI [Member] | Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 4,014,000
Minimum [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration date	Apr. 30, 2014
Minimum [Member] | ValuCom [Member] | Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2021
Minimum [Member] | RHI [Member] | Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2020
Maximum [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration date	Mar. 31, 2020
Maximum [Member] | ValuCom [Member] | Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2031
Maximum [Member] | RHI [Member] | Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2032